EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Jun-18	15-Jun-18	16-Jul-18
To	30-Jun-18	16-Jul-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$8,390,076.86
Series Nominal Liquidation Amount		1,983,750,076.86

Required Participation Amount		$1,983,750,076.86
Excess Receivables		$211,417,726.18

Total Collateral		2,195,167,803.04
Collateral as Percent of Notes		137.20%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,931,222,674.48
Total Principal Collections	($2,279,292,662.39)
Investment in New Receivables	$2,102,624,968.01
Receivables Added for Additional Accounts	$679,639,111.75
Repurchases	($42,631,506.63)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($727,351,452.55)
Less Servicing Adjustment	($4,838,526.74)

Ending Balance	$5,659,372,605.93

SAP for Next Period	38.79%

Average Receivable Balance	$5,408,284,429.16
Monthly Payment Rate	42.14%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$21,500,513.34
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$21,500,513.34

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	98.61%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	31
A1 LIBOR	2.073250%
A1 Applicable Margin	0.640000%

	2.713250%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,985,948.26	2.34
Principal A1	—	—

		2.34

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,948,448.26
Servicing Fee	1,646,133.33

Excess Cash Flow	3,629,155.62

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.13%
Pass / Fail	PASS